UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	December 31, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 888 West Ventura Blvd, Suite B
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Hans T. Walsh
Title: Vice President and Chief Compliance Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Hans T. Walsh   	Camarillo, CA               January 31, 2011
Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           34
Form 13F Information Table Value Total:       407319
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

Abbott Laboratories	COM	2824100		3139	65510	SOLE
Arthur J. Gallagher	COM	363576109	13896	477861	SOLE
Beckman Coulter		COM	75811109	21641	287658	SOLE
Brinks 			COM	109696104	15051	559941	SOLE
Broadridge		COM	11133T103	16916	771375	SOLE
Choice Hotels		COM	169905106	4252	111100	SOLE
Church & Dwight		COM	171340102	13661	197925	SOLE
Cintas			COM	172908105	18345	656130	SOLE
Coinstar		COM	19259p300	11033	195490	SOLE
Compass Minerals 	COM	20451n101	12644	141638	SOLE
Covance			COM	222816100	12601	245110	SOLE
Dresser-Rand		COM	261608103	946	22205	SOLE
Energizer Holdings	COM	29266r108	17106	234645	SOLE
Equifax 		COM	294429105	18793	527890	SOLE
Hillenbrand		COM	431571108	15276	734071	SOLE
Immucor			COM	452526106	7944	400625	SOLE
Intl Flav & Fragrances	COM	459506101	13631	245211	SOLE
Intl Game Technology	COM	459902102	16096	909910	SOLE
Iron Mountain		COM	462846106	10128	404960	SOLE
Jack Henry		COM	426281101	14073	482766	SOLE
Liberty Starz Group	COM	53071m708	18016	270995	SOLE
McCormick		COM	579780206	18589	399516	SOLE
Microsoft		COM	594918104	3574	128050	SOLE
Mobile Mini		COM	60740f105	12099	614450	SOLE
Newell Rubbermaid	COM	651229106	14212	781740	SOLE
Perrigo			COM	714290103	9513	150215	SOLE
PetSmart		COM	716768106	247	6200	SOLE
Ralcorp Holdings	COM	751028101	8848	136100	SOLE
SEIC			COM	784117103	10900	458166	SOLE
Sigma-Aldrich		COM	826552101	8683	130450	SOLE
Total System Services	COM	891906109	13262	862276	SOLE
Towers Watson		COM	891894107	17077	328023	SOLE
Valassis Comm		COM	918866104	11859	366585	SOLE
Waters			COM	941848103	3268	42050	SOLE